Recoverable taxes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Recoverable value-added tax (“VAT”)	$ 41,444,744	$ 32,763,309	$ 33,733,662
Recoverable income taxes	6,000,168	20,014,044	0
Other recoverable taxes	94,203	55,292	131,159
Total current assets	$ 47,539,115	$ 52,832,645	$ 33,864,821